PREPAYMENTS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS - THIRD PARTIES
Schedule of prepayments relating to third parties

	December 31,	December 31,
	2023	2022
Prepayments to third party medias	$1,540,597	$2,957,346
Less: provision for doubtful accounts	(581,462)	(2,153,390)
	$959,135	$803,956

Schedule of movement of allowance for doubtful prepayments

	December 31,	December 31,
	2023	2022
Balance at beginning of the year	$2,153,390	$2,701,166
Charge to expenses	—	1,196,563
Reversal of expenses	(1,243,233)	—
Writing off of accounts receivable	(271,269)	(1,547,445)
Foreign exchange loss	(57,426)	(196,894)
Balance at end of the year	$581,462	$2,153,390